Reserve for Share Based Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 24,869	$ 13,797	$ 26,307
Share based compensation - Stock options		8	178
Transfer of reserve on conversion of convertible loans (Note 7)
Ending balance, value	46,425	24,869	13,797
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	2,748	6,413	7,189
Share based compensation - Stock options		8	178
Share based compensation - Common shares	2,933
Conversion component of convertible loans		613
Transfer of reserve on exercise of options	(1)
Transfer of reserve on conversion of convertible loans (Note 7)		(4,286)	(1,058)
Ending balance, value	$ 5,680	$ 2,748	$ 6,413